Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Borrowings	¥72,470	¥24,971
Debt securities in issue	383,264	214,548

Total financial liabilities designated at fair value through profit or loss	¥455,734	¥239,519